Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 120,877,615	$ 108,133,924
Deemed distributions reported on 5500	(31,207)	(47,387)
Net assets available for benefits per the Form 5500	$ 120,846,408	$ 108,086,537